Accounts Receivable, Net and Accounts Receivable-Related Parties, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 5,748
Less: Allowance for credit losses
Accounts receivable, net	$ 5,748